Taylor Frigon Core Growth Fund
	Schedule of Investments
	August 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
242,969	Compugen Ltd. * (Israel)	$ 510,235	1.63%

Communications Equipment, NEC
17,786	Napco Security Technologies, Inc.	824,915	2.63%

Computer Storage Devices
11,289	Pure Storage, Inc. - Class A *	579,013	1.85%

Electromedical & Electrotherapeutic Apparatus
24,102	InMode Ltd. * (Israel)	402,744	1.29%

Electronic Components, NEC
5,074	Impinj, Inc. *	852,939	2.72%

Food & Kindred Products
176,360	Real Good Food Company, Inc. - Class A *	82,713	0.26%

General Industrial Machinery & Equipment, NEC
16,324	Symbotic, Inc. - Class A *	313,421	1.00%

In Vitro & In Vivo Diagnostic Substances
1,371	IDEXX Laboratories, Inc. *	659,903	2.11%

IT Services
10,739	Cloudflare, Inc. - Class A *	882,101
64,404	Grid Dynamics Holdings, Inc. - Class A *	896,504
2,248	MongoDB, Inc. - Class A *	653,696
3,896	NICE Ltd. - ADR *	676,891
		3,109,192	9.92%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
7,462	Edwards Lifesciences Corporation *	522,042	1.67%

Printed Circuit Boards
134,027	Nano Dimension Ltd. - ADR *	293,519	0.94%

Printing Trades Machinery & Equipment
50,840	Kornit Digital Ltd. * (Israel)	944,607	3.02%

Radio & TV Broadcasting & Communications Equipment
71,155	Vuzix Corporation *	61,407	0.20%

Retail - Auto Dealers & Gasoline Stations
7,168	Carvana Co. - Class A *	1,079,644	3.45%

Retail - Eating & Drinking Places
19,668	Dutch Bros Inc. - Class A *	609,708	1.95%

Retail - Shoe Stores
5,036	Boot Barn Holdings, Inc. *	675,680	2.16%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,012	Tradeweb Markets Inc. - Class A	710,859	2.27%

Semiconductors & Related Devices
1,081	Monolithic Power Systems, Inc.	1,010,389
66,600	QuickLogic Corporation *	559,440
15,268	Tower Semiconductor Ltd. * (Israel)	674,693
		2,244,522	7.16%

Services - Amusement & Recreation Services
66,922	Bowlero Corp. - Class A	739,488	2.36%

Services - Business Services, NEC
25,196	Fiverr International Ltd. * (Israel)	626,625
79,432	Repay Holdings Corporation - Class A *	671,995
		1,298,620	4.15%

Services - Computer Programming Services
3,260	EPAM Systems, Inc. *	654,478	2.09%

Services - Computer Programming, Data Processing, Etc.
4,824	Wix.com Ltd. * (Israel)	803,775	2.57%

Services - Miscellaneous Business Services
7,991	NV5 Global, Inc. *	768,175	2.45%

Services - Prepackaged Software
20,048	Alkami Technology, Inc. *	668,400
12,676	Bill.com Holdings, Inc.	691,603
2,883	CyberArk Software Ltd. * (Israel)	826,671
43,181	Mobileye Global Inc. Class - A * (Israel)	616,625
12,670	Procore Technologies, Inc. *	750,951
81,161	Zuora, Inc. - Class A *	713,405
		4,267,655	13.63%

Special Industry Machinery, NEC
7,136	Velo3D, Inc. *	8,849	0.03%

Surgical & Medical Instruments & Apparatus
132,282	Apyx Medical Corporation *	175,935
88,829	ClearPoint Neuro, Inc. *	1,153,000
8,194	DexCom, Inc. *	568,172
6,535	Glaukos Corporation *	874,971
36,666	NovoCure Limited (Jersey) *	712,787
18,736	PROCEPT BioRobotics Corporation *	1,480,144
		4,965,009	15.85%

Telephone & Telegraph Apparatus
849,187	Akoustis Technologies, Inc. *	68,614
94,806	AudioCodes Ltd. (Israel)	1,017,268
		1,085,882	3.47%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
23,234	Nano-X Imaging Ltd. (Israel) *	148,001	0.47%

Total for Common Stocks (Cost $27,125,613)		29,216,995	93.30%

WARRANTS

29,761	Vapotherm, Inc. Warrant * **	-	0.00%

Total for Warrants (Cost $14,286)

MONEY MARKET FUNDS
2,224,919	Federated Hermes Government Obligations Money
	Market Fund Class Institutional Shares 5.16% ***	2,224,919	7.10%
	(Cost $2,224,919)

Total Investments		31,441,914	100.40%
	(Cost - $29,364,818)

Liabilities in Excess of Other Assets		(124,967)	-0.40%

Net Assets		$ 31,316,947	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** Vapotherm, Inc. warrants expire February 10, 2028 with an exercise price of $9.36.
*** The rate shown represents the 7-day yield at August 31, 2024.